As filed February 16, 2021 Securities Act Registration No. 333-170750 Investment Company Act Registration No. 811-22497

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 75	x

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 78	x

STRATEGY SHARES

(Exact name of Registrant as Specified in Charter)

36 North New York Avenue

Huntington, NY 11743

(Address of Principal Executive Offices)

1-631-629-4237

(Registrant’s Telephone Number)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of Agent for service)

(Notices should be sent to the Agent for Service)

Copies to:

Michael P. O’Hare

Stradley Ronon Stevens & Young LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103-7018

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)

X	On February 19, 2021 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(i)

on (date) pursuant to paragraph (a)(i)

75 days after filing pursuant to paragraph (a)(ii)

on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C filed in Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A of Strategy Shares on behalf of Strategy Shares Gold-Backed Income ETF, as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on October 9, 2020 (Accession Number 0001580642-20-003707), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of Post-Effective Amendment No. 67 to the Registration Statement until February 19, 2021.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Huntington and State of New York, on February 16, 2021.

STRATEGY SHARES

By:	/s/ Jerry Szilagyi*
Jerry Szilagyi President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated:

/s/ Jerry Szilagyi* _ February 16, 2021

Jerry Szilagyi, President and Principal Executive Officer Date

/s/ James Szilagyi * February 16, 2021

James Szilagyi, Treasurer and Principal Date

Financial Officer

/s/ Tobias Caldwell* February 16, 2021

Tobias Caldwell, Trustee Date

/s/ Stephen Lachenauer* February 16, 2021

Stephen Lachenauer, Trustee Date

/s/ Donald McIntosh* February 16, 2021

Donald McIntosh, Trustee Date

*By:	/s/ Jennifer Bailey

Jennifer Bailey

Attorney-in-Fact

(Pursuant to Powers of Attorney previously filed: POA-Szilagyi, POA-James Szilagyi, POA-Caldwell,
POA-Lachenauer, POA-McIntosh)